UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lake Baldwin Management, LLC
Address: 1 Moorehead Drive
         Pennington, NJ  08534

13F File Number:  028-12660

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alex Hanson
Title:     Managing Member
Phone:     609-613-5480

Signature, Place, and Date of Signing:

      /s/ Alex Hanson     Pennington, NJ     November 10, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $19,525 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACUSPHERE INC                  COM              00511R870      531  1516543 SH       SOLE                  1516543        0        0
BAKER HUGHES INC               COM              057224107     2422    40000 SH       SOLE                    40000        0        0
CEMEX SAB DE CV                SPON ADR NEW     151290889     2742   159253 SH       SOLE                   159253        0        0
EATON CORP                     COM              278058102      787    14000 SH       SOLE                    14000        0        0
NOBLE CORPORATION              SHS              G65422100     2634    60000 SH       SOLE                    60000        0        0
NORFOLK SOUTHERN CORP          COM              655844108     4966    75000 SH       SOLE                    75000        0        0
TEREX CORP NEW                 COM              880779103      916    30000 SH       SOLE                    30000        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     2402    40000 SH       SOLE                    40000        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     1667    55000 SH       SOLE                    55000        0        0
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858      458    13200 SH       SOLE                    13200        0        0